CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 6,913	$ 3,276
Restricted cash	5,490	4,320
Accounts receivable, net	3,690	1,958
Prepaid and other current assets	4,230	6,119
Total current assets	20,323	15,673
Non-current assets:
Property and equipment, net	19	274
Intangible assets, net	527	532
Other non-current assets	1,944	1,951
Operating lease right-of-use asset	5,946	6,842
Total non-current assets	8,436	9,599
Total assets	28,759	25,272
Current liabilities:
Short-term borrowings	5,439	3,000
Accounts payable	1,957	2,409
Accrued and other liabilities	6,080	3,702
Income taxes payable	510	523
Operating lease liability, current	2,451	2,197
Total current liabilities	16,437	11,831
Non-current liabilities:
Operating lease liability, non-current	4,900	5,688
Total non-current liabilities	4,900	5,688
Total liabilities	21,337	17,519
Commitments and contingencies
EQUITY
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2022 and June 30, 2023)	0	0
Additional paid-in capital	517,031	515,182
Accumulated deficit	(509,768)	(507,573)
Total equity	7,422	7,753
Total liabilities and equity	28,759	25,272
Class A Ordinary Shares
EQUITY
Ordinary shares	146	131
Class C Ordinary Shares
EQUITY
Ordinary shares	$ 13	$ 13